INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Taxes
INCOME TAXES

13. INCOME TAXES

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% to income before income taxes.

For the years ended December 31,	2022	2021	2020
Loss before income taxes	$125,036	$1,044,863	$133,379
Statutory income tax rate	27%	27.00%	27.00%
Expected income tax benefit	(33,760)	(282,113)	(36,012)
Items not deductible for income tax purposes	—	250,350	—
Underprovided in prior years	(36,896)	(85,905)	(97,367)
Unrecognized benefit of deferred tax assets	70,656	117,667	133,379
Income tax expense	$—	$—	$—

37 CAPITAL INC.

Notes to Financial Statements

For Years Ended December 31, 2022 and 2021

The Company recognizes tax benefits on losses or other deductible amounts where it is probable the Company will generate sufficient taxable income to utilize deferred tax assets. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

For the years ended December 31,	2022	2021
Excess of unused exploration expenditures over carrying value of mineral property interests	$2,656,168	$2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,597,836	4,336,148
Capital losses carried forward	993,649	993,649
Unrecognized deductible temporary differences	$8,946,493	$8,684,805

At December 31, 2022, the Company has non-capital losses of $4,587,836 (2021 - $4,336,000 ), that have not been recognized and may be carried forward and applied against Canadian taxable income of future years. The non-capital losses expire in the years 2027-2042.

The Company has available approximate net capital losses of $994,000 that may be carried forward indefinitely. The Company has available resource-related deductions of approximately $2,710,000 that may be carried forward indefinitely.